Commitments and Contingencies - Union Contract Status (Details)	Dec. 31, 2017 employee
Commitments and contingencies
Number of employees	6,400
Collective bargaining agreement
Commitments and contingencies
Number of employees	2,400
Percentage of employees represented by trade unions	38.00%
North Charleston
Commitments and contingencies
Number of employees	560
Roanoke Rapids
Commitments and contingencies
Number of employees	310
Longview
Commitments and contingencies
Number of employees	630